Equity (Details)							1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 14, 2019 USD ($)	May 31, 2019 shares	May 22, 2019 USD ($) shares	May 07, 2019 $ / shares	Mar. 22, 2019 USD ($)	Feb. 26, 2019 $ / shares	Mar. 31, 2018	Jun. 30, 2019 USD ($) Vote $ / shares shares	Dec. 31, 2018 USD ($)
Equity [Abstract]
Share capital | $								$ 10,160,000	$ 10,022,000
Shares outstanding (in shares) | shares		2,000,000						101,601,666
Nominal value per share (in dollars per share) | $ / shares								$ 0.10
Voting right per share | Vote								1
Ownership interest		44.20%
Treasury shares held (in shares) | shares								0
Increase (decrease) in treasury shares (in shares) | shares								0
Fourth Quarter [Member]
Equity [Abstract]
Dividend declaration date								Feb. 26, 2019
Dividend paid date								Mar. 22, 2019
Dividend declared and paid (in dollars per share) | $ / shares						$ 0.37
Dividends paid | $					$ 37,100,000
First Quarter [Member]
Equity [Abstract]
Dividend declaration date								May 07, 2019
Dividend paid date								Jun. 14, 2019
Dividend declared and paid (in dollars per share) | $ / shares				$ 0.39
Dividends paid | $	$ 39,600,000
Algonquin [Member]
Equity [Abstract]
Share capital | $			$ 30,000,000
Shares outstanding (in shares) | shares			1,384,402
Ownership interest			42.27%				25.00%	44.20%
Abengoa [Member]
Equity [Abstract]
Ownership interest									41.47%